Related Party Transactions (Details Narrative) - USD ($)	Dec. 31, 2016	Dec. 27, 2016
8% Notes Subscription Agreement [Member]
Exercise value of warrants	$ 5,656,250
2016 Unsecured Note [Member] | 8% Notes Subscription Agreement [Member] | Investor [Member]
Principal balance		$ 1,810,000
Exercise value of warrants		5,656,250
Wynnefield Capital, Inc [Member] | 2016 Unsecured Note [Member] | 5% Notes Subscription Agreement [Member]
Principal balance		$ 1,000,000